November 11, 1998

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

Attn:  Filing Desk, Stop 1-4

Re: Insured Municipals Income Trust, 240th Insured Multi-Series
(File No. 333-64255)  (CIK No. 896572)

Gentlemen:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the iSecurities Acti) this letter serves to certify that the most recent amendment to the registration statement of Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 1 to the registration statement, which was the most recent amendment to the registration statement, was filed electronically with the Commission on November 6, 1998.

                                                  Very truly yours,

                                                  Van Kampen Funds Inc.